Patent and Trademarks (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Patent and Trademarks [Abstract]
Patent rights and intangible assets		$ 930,000	$ 930,000
Patent defense costs		170,937	87,993
New patents and trademarks		90,202	62,595
Accumulated amortization		(260,285)	(194,638)
Patent rights and intangible assets, net	$ 916,956	$ 930,854	$ 885,950